united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A – LCAMX
Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX
Class C – LCCTX

Leader Global Bond Fund

Investor Class – LGBMX
Institutional Class – LGBIX
Class A – LGBAX
Class C – LGCBX

Annual Report
May 31, 2015

1-800-711-9164
www.leadercapital.com

Annual Letter to Shareholders

As we embark on our fiscal year 2015 on June 1st, the fixed income market presents a number of challenges, as well as opportunities in the coming year. Liquidity in all fixed income subsectors has diminished. Rate and spread volatility has picked up dramatically, and over the coming months, the fixed income markets are going to have to recalibrate themselves to a Federal Reserve that is likely to raise rates for the first time in over 7 years. Moreover, it will have to do so, against the backdrop of continuing geopolitical concerns surrounding Greece, a likely Puerto Rico restructuring, and depressed commodity prices. Leader Capital views these as non-systemic issues that are more than counter-balanced by an improving U.S. economy and the resurgence of the American consumer. As such, we believe short-term volatility will give way to a sustainable rally in corporate credit, and risk assets.

2014 was a challenging year for the corporate credit markets. High yield corporate spreads widened from 351 bps (3.51%) at the beginning of the year to 433 bps. Investment Grade spreads did their share of widening as well, starting the year at 101 bps and finishing at 133 bps. Meanwhile, the treasury market outperformed as the benchmark 10 year U.S. Treasury yield fell from 2.48% to 2.12% and at one point in January traded as low as 1.64%. Commodities sold off hard throughout the year, with a broad overall basket declining almost 15%, and West Texas Crude falling over 40%. Oil took a hard leg down in the last two months of 2014 as it became clear that OPEC was not going to cut production in response to falling prices so as to protect market share and constrain higher cost U.S. production. Smaller Exploration and Production companies in the U.S., many of whom had accessed easy credit markets in the front half of the year, sold off as leverage ratios spiked. Sell-offs were further exacerbated by high yield fund flows turning decisively negative, and Institutional trading desks selling inventory into an already weak market. Bill Gross left Pimco after 44 years with the firm, putting an unprecedented amount of money in motion, as investors sought to rebalance their portfolios out of the largest fixed income mutual fund.

In a difficult environment for corporate credit over the last year, the Short Term Bond Fund (LCAMX) returned 0.10% and the Total Return Fund (LCATX) returned -0.30% before sales load. The Total Return Fund (LCATX) underperformed the Morningstar Intermediate-Term Bond category by 228 bps and the Short Term Bond Fund (LCAMX) underperformed the Morningstar Short-Term Bond category by 12 bps. Leader Capital also launched its third fund in the last quarter of the fiscal year, the Leader Capital Global Bond Fund (LGBAX), looking to take advantage of overseas opportunities and a new Quantitative Easing program initiated by the European Central Bank.

Leader Capital is excited for the prospects of a profitable 2015. Credit Spreads have widened to attractive levels, and have done so against a fundamentally improving U.S. economy. The U.S. consumer, dormant for years, is finally seeing accelerated wage growth. Lower commodity prices, including gasoline, should free up more discretionary spending, and the housing market has continued to recover and accelerate. Leader Capital views the single largest risk to the fixed income market as being rising treasury yields. The Federal Reserve has indicated its desire to exit zero interest rate policy in 2015, and improving fundamentals should drive longer dated treasury bonds lower. As such, Leader Capital will pursue strategies that have historically done well in such an environment: shortening duration through floating rate instruments, selective high yield, and commodity exposure through companies flush with liquidity and strong enough balance sheets in an effort to weather the current low commodity environment. We expect the recent widening of credit spreads to reverse trend, and corporate credit to outperform over the next twelve months.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
May 31, 2015

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of May 31, 2015 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2015

The Fund’s performance figures* for each of the periods ending May 31, 2015, compared to its benchmark:

	Returns greater than 1 year are annualized
				Date of Inception
	1 Year	3 Year	5 Year	July 14, 2005	October 31, 2008	March 21 ,2012	August 8, 2012
Leader Short-Term Bond Fund - Investor Class	0.11%	3.86%	3.26%	3.71%	N/A	N/A	N/A
Leader Short-Term Bond Fund - Institutional Class	0.62%	4.30%	3.73%	N/A	5.51%	N/A	N/A
Leader Short-Term Bond Fund - Class A	0.10%	3.87%	N/A	N/A	N/A	3.36%	N/A
Leader Short-Term Bond Fund - Class A with Load **	(1.37)%	3.37%	N/A	N/A	N/A	2.86%	N/A
Leader Short-Term Bond Fund - Class C	(0.39)%	N/A	N/A	N/A	N/A	N/A	2.94%
Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	0.89%	1.03%	1.32%	2.89%	2.41%	1.03%	0.98%

Comparison of the Change in Value of a $10,000 Investment | July 14, 2005 – May 31, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.45%, 0.95%, 1.45% and 1.95% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 29, 2014. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

****	In compliance with SEC guidelines, these results include maximum front end sales charges. Fund shares were sold with a maximum initial sales charge of 3.50% and did not apply to purchases of $500,000 and over. The front end sales charge was removed on April 27, 2009 and will be shown through the year ending May 31, 2015.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
25,800		Blue Capital Reinsurance Holdings, Ltd.			452,016
		(Cost - $516,000)
Principal			Coupon Rate
Amount ($) *			(%)	Maturity
		BONDS & NOTES - 83.1%
		APPAREL - 0.9%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	7,968,750

		BANKS - 18.5%
2,000,000		ABN AMRO Bank NV (a)	6.2500	9/13/2022	2,175,000
2,750,000		Bank of America Corp. (a)	0.8288	5/2/2017	2,738,026
1,967,000		Bank of America Corp. (a)	8.0000	Perpetual	2,097,314
6,500,000	EUR	Banque Federative du Credit Mutual SA (a)	1.0180	Perpetual	4,822,854
1,000,000		Banque International a Luxemburg SA (a)	0.9908	7/5/2016	990,000
3,200,000	GBP	Barclays Bank PLC (a)	14.0000	Perpetual	6,525,604
1,900,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,162,200
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	4,021,200
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	2,010,394
907,000	EUR	Deutsche Bank Capital Finance Trust I (a)	1.7500	Perpetual	923,696
2,000,000		Erste Europaische Pfanbrief und Kommunalkrditbank AG	5.1250	1/21/2016	2,049,330
9,100,000		First Maryland Capital I (a)	1.2753	1/15/2027	8,178,625
6,554,000		Goldman Sachs Group, Inc. (a)	1.8835	11/29/2023	6,707,265
9,900,000		ING Bank NV (a)	4.1250	11/21/2023	10,296,970
5,500,000	EUR	ING Groep NV (a)	0.8500	Perpetual	4,657,391
3,000,000	EUR	ING Groep NV (a)	0.4500	Perpetual	2,477,173
7,950,000		JP Morgan Chase Capital XXI (a)	1.2288	2/2/2037	6,628,313
6,130,000		JP Morgan Chase Capital XXIII (a)	1.2739	5/15/2047	4,866,300
5,000,000		JP Morgan Chase & Co. (a)	5.0000	Perpetual	4,943,750
13,117,000		JP Morgan Chase & Co. (a)	7.9000	Perpetual	14,022,073
250,000		KeyBank NA	2.5000	12/15/2019	254,039
3,000,000		Lloyd’s Bank PLC (a)	0.5000	Perpetual	1,905,000
12,735,319		Manufacturers & Traders Trust Co. (a)	5.6290	12/1/2021	13,244,732
1,000,000		Morgan Stanley (a)	2.5000	9/22/2019	1,029,883
8,200,000	EUR	Nordea Bank AB (a)	0.7040	Perpetual	6,963,998
4,000,000		NTC Capital I (a)	0.7953	1/15/2027	3,520,000
3,000,000		NTC Capital II (a)	0.8653	4/15/2027	2,633,580
4,000,000		Santander Financial Issuances Ltd.	7.2500	11/1/2015	4,085,320
5,000,000		Standard Chartered PLC (a)	4.0000	7/12/2022	5,141,945
8,550,000		State Street Capital Trust IV (a)	1.2706	6/15/2037	7,320,937
600,000		SunTrust Capital III (a)	0.9206	3/15/2028	495,750
5,000,000		UBS Preferred Funding Trust V (a)	6.2430	Perpetual	5,187,500
3,900,000	EUR	UT2 Funding PLC	5.3210	6/30/2016	4,393,863
6,960,000		VTB Bank OJSC via VTB Eurasia SA (a)	9.5000	Perpetual	6,229,200
10,610,000		Wells Fargo & Co. (a)	7.9800	Perpetual	11,684,263
					167,383,488
		BULDING MATERIALS - 0.8%
7,319,000		Martin Marietta Materials, Inc. (a)	1.3731	6/30/2017	7,298,668

		COMMERCIAL SERVICES - 1.3%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,112,500
7,308,000		Lender Process Services	5.7500	4/15/2023	7,783,020
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,096,613
					11,992,133
		COMPUTERS - 0.5%
4,936,000		Hewlett-Packard Co. (a)	1.2170	1/14/2019	4,938,374

		COSMETICS / PERSONAL CARE - 0.3%
3,000,000		Avon Products, Inc.	3.1250	3/15/2016	3,015,000

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal			Coupon Rate
Amount ($) *			(%)	Maturity	Value ($)
		DIVERSIFIED FINANCIAL SERVICES - 8.9%
7,555,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	8,073,628
6,830,000		General Electric Capital Corp. (a)	6.3750	11/15/2067	7,461,775
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	3,041,250
10,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	10,337,500
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,315,000
8,750,000		International Lease Finance Corp. (a)	2.2206	6/15/2016	8,782,812
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,075,000
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,331,650
3,000,000		KCG Holdings, Inc. (b)	6.8750	3/15/2020	2,871,000
9,000,000		Nelnet, Inc. (a)	3.64805	9/29/2036	7,065,000
7,450,000		Och-Ziff Finance Co. LLC (b) +	4.5000	1120/2019	7,496,518
9,200,000		Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	10,051,856
					80,902,989
		ELECTRIC - 1.5%
9,000,000		AES Corp. (a)	3.2828	6/1/2019	9,045,000
500,000		NRG Energy, Inc.	7.8750	5/15/2021	538,125
4,000,000		NRG Energy, Inc.	8.2500	9/1/2020	4,223,900
					13,807,025
		ENGINEERING & CONSTRUCTION - 1.1%
10,000,000		Skyway Concession Co. LLC (a,b)	0.55305	6/30/2017	9,655,000

		ENTERTAINMENT - 0.5%
4,000,000		International Game Technology	7.5000	6/15/2019	4,280,000

		FOOD - 0.2%
350,000		JBS USA LLC (b)	8.2500	2/1/2020	375,025
1,141,000		JBS USA LLC +	8.2500	2/1/2020	1,222,582
					1,597,607
		HAND / MACHINE TOOLS - 1.6%
13,000,000		Stanley Black & Decker, Inc. (a)	5.7500	12/15/2053	14,202,500

		HOLDING COMPANIES - DIVERSIFIED - 0.2%
1,500,000		Hutchison Whampoa International 12 Ltd. (a)	6.0000	Perpetual	1,599,060

		INSURANCE - 7.1%
3,000,000	EUR	Aegon NV (a) +	0.3876	Perpetual	2,548,627
6,322,000		Assured Guaranty US Holdings, Inc. (a)	6.4000	12/15/2066	5,231,455
5,000,000	EUR	AXA SA (a)	0.5370	Perpetual	4,154,416
8,000,000		Catlin Insurance Co. Ltd. (a,b) +	7.2490	Perpetual	7,520,000
2,250,000	EUR	CNP Assurances (a)	0.5300	Perpetual	1,654,632
5,000,000		Everest Reinsurance Holdings, Inc. (a)	6.6000	5/15/2037	5,006,250
5,000,000		Genworth Holdings, Inc.	6.5150	5/22/2018	5,290,650
2,000,000		Genworth Holdings, Inc. Class A	7.7000	6/15/2020	2,160,000
8,053,000		ING Capital Funding Trust III (a)	3.8754	Perpetual	7,982,536
6,000,000		Lincoln National Corp. (a)	7.0000	5/17/2066	5,415,000
8,442,000		Progressive Corp. (a)	6.7000	6/15/2037	8,864,100
2,800,000		StanCorp Financial Group, Inc. (a)	6.9000	6/1/2067	2,611,000
6,942,000		XLIT Ltd. (a)	6.5000	Perpetual	5,997,888
					64,436,554
		IRON / STEEL - 1.4%
8,000,000		Glencore Funding LLC (a,b)	1.6353	1/15/2019	7,909,232
2,000,000		Glencore Funding LLC (a)	1.6353	1/15/2019	1,997,954
3,000,000		Metalloinvest Finance Ltd.	6.5000	7/21/2016	3,029,850
					12,937,036
		MACHINERY - DIVERSIFIED - 0.5%
2,000,000		Case New Holland, Inc. (b)	7.8750	12/1/2017	2,222,500
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,222,500
					4,445,000
		MEDIA - 0.2%
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,554,375

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal			Coupon Rate
Amount ($) *			(%)	Maturity	Value ($)
		MINING - 2.7%
1,900,000		Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	2,081,849
5,315,000		FMG Resources August 2006 Pty Ltd. (b) +	8.2500	11/1/2019	4,883,156
5,000,000		Kinross Gold Corp.	3.6250	9/1/2016	5,016,855
6,000,000		Kinross Gold Corp. +	5.1250	9/1/2021	6,080,406
6,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd. +	4.3750	4/30/2018	5,985,000
					24,047,266
		MUNICIPAL - 0.5%
5,100,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	2,554,743
1,942,500		Westchester Airport Associates Parking Facility Trust (b,c,g)	2.5000	8/1/2015	1,942,500
					4,497,243
		OIL & GAS - 9.3%
5,665,000		Chesapeake Energy Corp. (a)	3.5253	4/15/2019	5,509,213
3,000,000		Chesapeake Energy Corp.	7.2500	12/15/2018	3,247,500
5,000,000		Continental Resources, Inc.	5.0000	9/15/2022	4,993,750
530,000		Diamond Offshore Drilling, Inc. +	5.8750	5/1/2019	595,311
6,000,000		Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	6,187,500
2,960,000		Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	3,196,800
9,240,000		Petrobras Global Finance BV (a)	2.4153	1/15/2019	8,720,250
5,000,000		Petrobras International Finance Co.	3.5000	2/6/2017	4,991,500
12,150,000		Petroleos Mexicanos (a)	2.2951	7/18/2018	12,484,125
2,000,000		Range Resources Corp.	6.7500	8/1/2020	2,085,000
5,000,000		Rosneft Finance	7.5000	7/18/2016	5,156,250
5,930,000		Transocean, Inc.	5.0500	12/15/2016	6,174,612
6,500,000		Transocean, Inc.	7.5000	4/15/2031	5,622,500
8,781,000		United Refining Co.	10.5000	2/28/2018	9,263,955
6,000,000		Whiting Canadian Holding Co. ULC	8.1250	12/1/2019	6,390,000
					84,618,266
		OIL& GAS SERVICE - 2.1%
5,000,000		Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	5,312,500
1,657,000		Freeport-McMoran Oil & Gas LLC	6.6250	5/1/2021	1,743,993
4,400,000		SESI LLC.	6.3750	5/1/2019	4,543,000
7,030,000		SESI LLC.	7.1250	12/15/2021	7,557,250
					19,156,743
		OTHER ABS - 17.5%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	3.8751	4/20/2025	1,978,400
2,000,000	EUR	Aquilae CLO II PLC 2006-1X C (a)	0.7410	1/17/2023	2,140,320
1,900,000	EUR	Ares European CLO II BV 2007-2X C (a)	2.5980	3/14/2025	2,075,013
5,000,000		ARES XXX CLO Ltd. 2014-30A D (a.b)	3.1251	4/20/2023	4,887,500
757,704		Avenue CLO LTD. 2006-3A A3L (a,b)	1.0251	7/20/2018	756,340
2,000,000		Babson CLO Ltd 2011-I A C (a,b)	3.0231	9/28/2021	1,991,200
2,500,000		Bluemountain CLO III Ltd 2007-3A D (a,b)	1.6707	3/17/2021	2,418,250
4,000,000		Burr Ridge CLO Plus LLC 2006-1AE (a,b)	3.8686	3/27/2023	3,924,000
7,100,000		Callidus Debt Partners CLO Fund 5A C (a,b)	1.7260	11/20/2020	6,990,660
9,000,000		Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.5194	6/19/2021	8,970,300
4,500,000		Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.1244	7/17/2019	4,349,700
7,270,000		CIFC Corp. 2006-1A A3L (a,b)	1.0451	10/20/2020	7,191,484
4,500,000		CIFC Funding Ltd. 2006-2A B1L (a,b)	1.8828	3/1/2021	4,473,900
4,814,852		CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.2838	3/1/2021	4,796,074
4,200,000		Crown Point CLO II Ltd. 2013-2A B1L (a,b)	3.8203	12/31/2023	4,076,520
5,500,000		Doral CLO II Ltd. 2012-2AB (a,b)	2.7820	5/26/2023	5,487,900
2,000,000		Eaton Vance CDO X PLC 2007-10X C1 (a)	0.5380	2/22/2027	2,075,781
3,000,000		Foothill CLO Ltd. 2007-1AE (a,b)	3.7835	2/22/2021	3,000,600
4,000,000		Four Corners CLO III Ltd. 2006-3AD (a,b)	1.7760	7/22/2020	3,859,600
10,000,000		Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.7703	12/20/2020	9,859,000
1,875,000	EUR	Gateway IV Euro CLO SA 2007-4X D (a)	1.4660	4/25/2023	2,017,869
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3782	8/1/2022	2,409,500
6,160,172		Greens Creek Funding Ltd. 2007-1A D (a,b)	4.5251	4/18/2021	6,146,004
4,000,000		Gulf Stream - Compass CLO 2007-1AB (a,b)	1.1790	10/28/2019	3,943,600
8,040,000		Hillmark Funding Ltd. 2006-1AB (a.b)	0.9810	5/21/2021	7,653,276
8,250,000		Inwood Park CDO Ltd. 2006-1A D (a,b)	1.6751	1/20/2021	7,840,800
1,250,000		Jersey Street CLO Ltd. 2006-1A C (a,b)	1.0251	10/20/2018	1,231,625
3,000,000		Jersey Street CLO Ltd. 2006-1A D (a,b)	1.8251	10/20/2018	2,968,500
3,000,000		LCM IX LP 9AE (a,b)	4.4770	7/14/2022	2,963,400
6,700,000		Liberty CLO Ltd. 2005-1A A4 (a,b)	0.8282	11/1/2017	6,614,240
5,000,000		Navigare Funding II CLO Ltd. 2007-2A D (a,b)	1.9744	4/17/2021	4,890,500
3,500,000		Nob Hill CLO Ltd. 2006-1A C (a,b)	1.0739	8/15/2018	3,461,500
5,000,000		Schiller Park 2007-1A C (a,b)	1.0070	4/25/2021	4,819,000
4,000,000		Shinnecock CLO 2006-1A D (a,b)	2.0753	7/15/2018	3,903,600
7,000,000		TCW Global Project Fund II Ltd. 2004-1A B1(a,b)	2.2253	6/24/2016	5,810,000
6,750,000		Trimaran CLO V LTD. 2006-1A D (a,b)	2.1206	3/15/2018	6,731,100
					158,707,056

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal		Coupon Rate
Amount ($) *		(%)	Maturity	Value ($)
	PIPELINES - 1.5%
1,750,000	Energy Transfer Partners LP (a)	3.2957	11/1/2066	1,531,250
3,000,000	Enterprise Products Operating LLC (a)	7.0340	1/15/2068	3,247,500
6,737,000	Enterprise Products Operating LLC (a)	8.3750	8/1/2066	7,124,378
1,800,000	Williams Partners LP (b)	7.2500	10/1/2020	1,966,500
				13,869,628
	REITS - 0.9%
5,000,000	Omega Healthcare Investors, Inc.	6.7500	10/15/2022	5,256,250
3,500,000	USB Realty Corp. (a,b)	1.4223	Perpetual	3,206,875
				8,463,125
	RETAIL - 0.9%
5,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	5,290,000
3,000,000	Dollar General Corp	4.1250	7/15/2017	3,145,254
				8,435,254
	SAVINGS & LOAN - 0.9%
7,000,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	7,835,954

	TELECOMMUNICATIONS - 0.7%
4,000,000	Frontier Communications Corp.	8.5000	4/15/2020	4,290,000
2,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,865,000
				6,155,000
	TRANSPORTATION - 0.6%
5,000,000	Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,074,985

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
2,984	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	2,685
16,934	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	14,799
				17,484

	TOTAL BONDS & NOTES (Cost - $760,359,384)			752,891,563

	BANK LOANS - 0.7%
1,666,667	Goodyear Tire and Rubber (a)	4.7500	4/30/2019	1,685,417
1,959,900	Hertz Corp. (a)	4.0000	3/11/2018	1,972,149
2,506,666	Hilton Worldwide Finance (a)	3.5000	10/25/2020	2,509,800
361,047	HJ Heinz Co. (a)	3.2500	6/7/2019	361,498
327,563	HJ Heinz Co.(a)	3.5000	6/5/2020	328,179
	TOAL BANK LOANS (Cost $6,825,293)			6,857,043

	CONVERTIBLE BONDS - 6.1%
	COAL - 0.1%
5,000,000	Peabody Energy Corp. +	4.7500	12/15/2041	1,373,500

	DIVERSIFED FINANCIAL SERVICES - 0.6%
5,000,000	BGC Partners, Inc.	4.5000	7/15/2016	5,509,375

	INTERNET - 0.3%
3,460,000	Yandex NV	1.1250	12/15/2018	3,029,663

	INVESTMENT FIRMS - 2.8%
8,065,000	Apollo Investment Corp.	5.7500	1/15/2016	8,226,300
7,766,000	Ares Capital Corp.	4.7500	1/15/2018	8,164,007
4,500,000	Prospect Capital Corp.	4.7500	4/15/2020	4,387,500
4,100,000	Prospect Capital Corp.	5.5000	8/15/2016	4,253,750
				25,031,557
	MINING - 0.4%
3,000,000	Newmont Mining Corp. +	1.6250	7/15/2017	3,165,000

	REITS - 1.9%
5,500,000	American Realty Capital Properties, Inc.	3.0000	8/1/2018	5,280,000
12,000,000	IAS Operating Partnership LP (b) +	5.0000	3/15/2018	11,640,000
				16,920,000

	TOTAL CONVERTIBLE BONDS (Cost - $57,546,664)			55,029,095

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

		Dividend Rate
Shares		(%)	Value ($)
	PREFERRED STOCKS - 2.0%
	AUCTION RATE PREFERRED STOCKS - 0.2%
27	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1500	675,000
39	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1500	975,000
			1,650,000
	BANKS - 0.2%
60,000	JPMorgan Chase & Co. (h) +	6.1000	1,483,200

	HOLDING COMPANIES - DIVERSIFIED - 0.8%
7,250	Pitney Bowes International Holdings, Inc. (b,h)	6.1250	7,549,062

	INSURANCE - 0.6%
52,647	Principal Financial Group, Inc. (a,h)	5.5630	5,327,350

	REITS - 0.2%
40,000	Rait Financial Trust (h)	7.1250	982,840
40,000	Resource Capital Corp. (a,h)	8.6250	912,000
			1,894,840

	TOTAL PREFERRED STOCKS (Cost - $18,380,961)		17,904,452

	SHORT - TERM INVESTMENT - 6.0%
	MONEY MARKET FUND - 6.0%
54,079,626	Federated Treasury Obligations Fund 0.01% (a)
	(Cost - $54,079,626)		54,079,626

	COLLATERAL FOR SECURITIES LOANED - 2.1%
16,941,720	Dreyfus Government Cash Management 0.01% (a)		16,941,720
2,500,000	Milestone Treasury Obligations Fund 0.01% (a)		2,500,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $19,441,720)		19,441,720

	TOTAL INVESTMENTS - 100.1% (Cost - $917,149,648) (i)		$906,655,515
	LIABILITIES LESS OTHER ASSETS - (0.1) %		(686,925)
	NET ASSETS - 100.0%		$905,968,590

ABS - Asset Backed Security	EUR - Euro

REIT - Real Estate Investment Trust	GBP - British Pound

REMICs - Real Estate Mortgage Investment Conduits

CLO - Collateralized Loan Obligation

CDO - Collateralized Debt Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal is in US Dollar unless otherwise noted.

+	All or portion of these securities are on loan. Total loaned securities had a value of $18,926,238 at May 31, 2015.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2015, these securities amounted to $243,944,326 or 26.9% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	Principal only bond - non income producing.

(e)	Collateralized mortgage obligation (CMO).

(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.

(g)	The Advisor or Trustees have determined these securities to be illiquid. At May 31, 2015, these securities amounted to $3,592,500 or 0.40 % of net assets.

(h)	Rate shown represents the dividend rate as of May 31, 2015.

(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $917,632,752 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,159,720
Unrealized Depreciation:	(19,136,957)
Net Unrealized Depreciation:	$(10,977,237)

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
May 31, 2015

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of May 31, 2015 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown

% of Net Assets

Diversified, 1.33%
Government, 1.11%
Industrial, 1.86%
Consumer, Non-cyclical, 0.67%
Consumer, Cyclical, 2.42%
Utilities, 0.34%
Communications, 4.57%
Financial, 38.73%
Collateral For Securities Loaned, 4.83%
Basic Materials, 6.02%
Cash & Cash Equivalents, 6.24%
Asset Backed, 12.81%
Energy, 19.07%

Leader Total Return Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2015

The Fund’s performance figures* for each the periods ending May 31, 2015, compared to its benchmark:

	Returns greater than 1 year are annualized
			Date of Inception
	1 Year	3 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	(0.30)%	7.99%	5.75%	N/A	N/A
Leader Total Return Fund - Institutional Class	0.18%	8.91%	6.41%	N/A	N/A
Leader Total Return Fund - Class A	(0.31)%	7.98%	N/A	6.36%	N/A
Leader Total Return Fund - Class A with Load **	(3.88)%	6.72%	N/A	5.17%	N/A
Leader Total Return Fund - Class C	(0.77)%	N/A	N/A	N/A	6.65%
Barclays US Intermediate Aggregate Index ***	3.03%	2.21%	3.47%	2.81%	2.02%

Comparison of the Change in Value of a $10,000 Investment | July 30, 2010 – May 31, 2015

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.99%, 1.27%, 1.77% and 2.27% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 29, 2014. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
May 31, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
15,000		Blue Capital Reinsurance Holdings, Ltd.
		(Cost - $300,000)			262,800

Principal			Coupon
Amount ($) *			Rate (%)	Maturity
		BONDS & NOTES - 78.7%
		ASSET BACKED - 4.4%
916,667		OnDeck Capital, Inc. (a,d)	7.0000	3/31/2016	940,958
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	4/30/2016	2,056,088
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	6/30/2016	2,070,548
4,000,000		OnDeck Capital, Inc. (a,d)	7.0000	4/30/2017	4,259,880
375,000		OnDeck Capital, Inc. (a,d)	8.0000	7/31/2015	378,629
500,000		OnDeck Capital, Inc. (a,d)	8.0000	10/31/2015	508,408
666,667		OnDeck Capital, Inc. (a,d)	8.0000	11/30/2015	679,505
1,250,000		OnDeck Capital, Inc. (a,d)	8.0000	1/31/2016	1,279,938
					12,173,954
		AUTO MANUFACTURERS - 0.4%
925,000	EUR	Volkswagen International Finance NV (b)	4.6250	Perpetual	1,106,554

		BANKS - 7.8%
950,000		Bank of New York Mellon Corp. (b)	4.9500	Perpetual	951,187
2,000,000	EUR	Banque Federative du Credit Mutuel SA (b)	1.0180	Perpetual	1,483,955
500,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	1,019,626
189,000	EUR	BPCE SA (b)	2.3100	Perpetual	159,507
752,000	EUR	Credit Agricole SA (b)	0.7060	Perpetual	565,066
1,443,000	EUR	ING Groep NV (b)	0.8500	Perpetual	1,221,930
1,400,000		J.P. Morgan Chase & Co.	4.9500	6/1/2045	1,423,908
3,000,000		J.P. Morgan Chase & Co. (b)	6.1250	Perpetual	3,090,000
1,990,000		J.P. Morgan Chase & Co. (b)	7.9000	Perpetual	2,127,310
1,326,000	EUR	Nordea Bank AB (b)	0.7040	Perpetual	1,126,129
2,000,000		State Street Capital Trust IV (b)	1.2706	6/15/2037	1,712,500
4,940,000		VTB Bank OJSC via VTB Eurasia Ltd. (b)	9.5000	Perpetual	4,421,300
1,990,000		Wells Fargo & Co. (b)	7.9800	Perpetual	2,191,487
					21,493,905
		BUILDING MATERIALS - 0.4%
900,000	EUR	Cemex SAB de CV	4.7500	1/11/2022	1,012,086

		CHEMICALS - 0.4%
990,000		Evolution Escrow Issuer LLC (c)	7.5000	3/15/2022	987,525

		COSMETICS/PERSONAL CARE - 0.7%
2,000,000		Avon Products, Inc.	5.3500	3/15/2020	1,820,000

		DIVERSIFIED FINANCIAL SERVICES - 7.8%
390,000		Cantor Fitzgerald LP (c)	6.3750	6/26/2015	391,432
3,195,000		Cantor Fitzgerald LP (c)	7.8750	10/15/2019	3,414,327
2,000,000		Credito Real SAB de CV	7.5000	3/13/2019	2,129,000
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,067,500
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	2,157,500
3,000,000		KCG Holdings, Inc. (c)	6.8750	3/15/2020	2,871,000
3,000,000		Nelnet, Inc. (b)	3.6481	9/29/2036	2,355,000
800,000		Quicken Loans, Inc. (c)	5.7500	5/1/2025	803,000
4,672,000		Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	5,104,595
					21,293,354
		ELECTRIC - 0.3%
1,000,000		NextEra Energy Capital Holdings, Inc. (b)	6.3500	10/1/2066	925,282

		FOREIGN GOVERNMENT - 0.7%
940,000		Costa Rica Government International Bond (c)	7.1580	3/12/2045	932,950
900,000	EUR	Mexico Government International Bond	3.0000	3/6/2045	939,436
					1,872,386
		HAND / MACHINE TOOLS - 0.8%
2,000,000		Stanley Black & Decker, Inc. (b)	5.7500	12/15/2053	2,185,000

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		HOLDING COMPANIES - 0.8%
2,000,000		Leucadia National Corp.	5.5000	10/18/2023	2,083,100

		INSURANCE - 12.9%
2,815,000		AllState Corp. (b)	6.1250	5/15/2037	2,948,713
4,500,000		Assured Guaranty Ltd. (b)	6.4000	12/15/2066	3,723,750
1,644,000	EUR	AXA SA (b)	0.5370	Perpetual	1,365,972
2,000,000		Catlin Insurance Co. Ltd (b,c)	7.2490	Perpetual	1,880,000
1,656,000	EUR	CNP Assurances (b)	0.5300	Perpetual	1,217,809
2,600,000		Everest Reinsurance Holdings (b)	6.6000	5/15/2037	2,603,250
3,000,000		Fairfax Financial Holdings Ltd. (c)	5.8000	5/15/2021	3,241,440
3,900,000		Genworth Holdings, Inc. (b)	6.1500	11/15/2066	2,457,000
2,000,000		Glen Meadow Pass-Through Trust (b,c) +	6.5050	2/12/2067	1,865,000
1,000,000		Great-West Life & Annuity Insurance Capital LTD. (b,c)	7.1530	5/16/2046	1,010,466
750,000		ING Capital Funding Trust III (b)	3.8754	Perpetual	743,437
2,000,000		Lincoln National Corp. (b)	7.0000	5/17/2066	1,805,000
3,250,000		MBIA, Inc.	6.6250	10/1/2028	3,258,125
800,000		MetLife, Inc. (b)	5.2500	Perpetual	803,000
3,000,000		StanCorp Financial Group, Inc. (b)	6.9000	6/1/2067	2,797,500
4,246,000		XLIT Ltd. (b)	6.5000	Perpetual	3,668,544
					35,389,006
		INVESTMENT FIRM - 0.2%
600,000		Prospect Capital Corp.	5.8750	3/15/2023	619,138

		IRON / STEEL - 1.1%
900,000	EUR	ArcelorMittal	3.1250	1/14/2022	983,998
2,000,000		United States Steel Corp. +	7.3750	4/1/2020	2,155,000
					3,138,998
		LODGING - 0.7%
2,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (c)	5.5000	3/1/2025	2,010,000

		MINING - 4.1%
2,940,000		FMG Resources August 2006 Pty Ltd. (c) +	8.2500	11/1/2019	2,701,125
3,250,000		Kinross Gold Corp.	5.9500	3/15/2024	3,162,757
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	2,272,757
3,000,000		MMC Norilsk Nickel OJSC	5.5500	10/28/2020	3,010,500
					11,147,139
		MUNICIPAL - 0.4%
2,335,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	1,169,671

		OIL & GAS - 12.4%
2,000,000		Canadian Oil Sands Ltd. (c)	7.9000	9/1/2021	2,231,068
3,500,000		Continental Resources Inc.	5.0000	9/15/2022	3,495,625
2,000,000		Denbury Resources, Inc.	6.3750	8/15/2021	1,995,000
1,500,000		Diamond Offshore Drilling, Inc. +	5.7000	10/15/2039	1,416,751
2,000,000		Gazprom OAO Via Gaz Capital SA	8.6250	4/28/2034	2,297,200
400,000		Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	453,880
2,040,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,314,788
1,000,000		Hercules Offshore, Inc. (c) +	10.2500	4/1/2019	340,000
1,000,000		Linn Energy LLC / Linn Energy Finance Corp. +	6.5000	5/15/2019	867,500
2,000,000		Newfield Exploration Co.	5.7500	1/30/2022	2,120,000
3,591,000		Petrobras International Finance Co.	5.3750	1/27/2021	3,511,998
3,000,000		Range Resources Corp.	6.7500	8/1/2020	3,127,500
3,970,000		Transocean, Inc.	7.5000	4/15/2031	3,434,050
3,535,000		United Refining Co.	10.5000	2/28/2018	3,729,425
2,500,000		Whiting Petroleum Corp. (c)	6.2500	4/1/2023	2,575,000
					33,909,785
		OIL & GAS SERVICES - 2.7%
3,999,000		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.7500	2/1/2022	4,268,933
3,000,000		Sesi LLC	6.3750	5/1/2019	3,097,500
					7,366,433
		OTHER ABS - 8.4%
3,000,000	EUR	Ares European CLO II BV (b)	2.5980	3/14/2025	3,276,336
2,000,000		Burr Ridge CLO Plus LLC (b,c)	3.8686	3/27/2023	1,962,000
2,500,000		Cavalry CLO V Ltd. (b,c)	3.7751	1/16/2024	2,492,000

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		OTHER ABS - 8.4% (continued)
2,000,000		Fortress Credit BSL Ltd. (b,c)	3.1751	1/19/2025	1,969,200
3,000,000	EUR	Gateway IV Euro CLO SA (b)	1.4660	4/25/2023	3,228,591
2,000,000		Hillmark Funding Ltd. (b,c)	0.9810	5/21/2021	1,903,800
2,000,000		Inwood Park CDO Ltd. (b,c)	1.6751	1/20/2021	1,900,800
2,500,000		LCM IX LP (b,c)	4.4770	7/14/2022	2,469,500
1,708,971		Madison Park Funding IV Ltd. (b,c)	3.8646	3/22/2021	1,678,551
2,172,000		NewMark Capital Funding 2013-1 CLO Ltd. (b,c)	3.0738	6/2/2025	2,022,132
					22,902,910
		PIPELINES - 3.0%
500,000		MarkWest Energy Partners LP	6.2500	6/15/2022	556,475
2,500,000		Regency Energy Partners LP	6.5000	7/15/2021	2,685,250
4,585,000		Williams Partners LP / ACMP Finance Corp.	6.1250	7/15/2022	4,936,509
					8,178,234
		REITS - 1.0%
3,000,000		USB Realty Corp. (b,c)	1.4223	Perpetual	2,748,750

		RETAIL - 1.3%
2,000,000		GameStop Corp. (c)	5.5000	10/1/2019	2,082,500
1,500,000		Outerwall, Inc. (c)	5.8750	6/15/2021	1,413,750
					3,496,250
		SAVINGS & LOANS - 1.8%
4,455,000		First Niagara Financial Group, Inc.	7.2500	12/15/2021	4,987,025

		TELECOMMUNICATIONS - 3.5%
1,000,000	EUR	America Movil SAB de C.V. (b)	6.3750	9/6/2073	1,333,584
4,500,000		Frontier Communications	9.0000	8/15/2031	4,455,000
800,000		GTP Acquisition Partners I LLC (c)	3.4820	6/16/2025	800,000
394,000	EUR	Telecom Italia Finance SA	7.7500	1/24/2033	612,031
1,700,000	EUR	Telefonica Europe BV (b)	7.6250	Perpetual	2,251,186
300,000		Telemar Norte Leste SA	5.5000	10/23/2020	279,750
					9,731,551
		TRANSPORTATION - 0.7%
1,950,000	CHF	Russian Railways via RZD Capital PLC	2.1770	2/26/2018	1,908,664

		TOTAL BONDS & NOTES (Cost - $220,258,274)			215,656,700

		CONVERTIBLE BONDS - 7.4%
		COAL - 0.3%
3,000,000		Peabody Energy Corp.	4.7500	12/15/2041	824,100

		DIVERSIFIED FINANCIAL SERVICES - 0.9%
2,126,000		BGC Partners, Inc.	4.5000	7/15/2016	2,342,586

		INTERNET - 1.0%
3,190,000		Yandex NV	1.1250	12/15/2018	2,793,244

		INVESTMENT FIRMS - 0.9%
500,000		Apollo Investment Corp.	5.7500	1/15/2016	510,000
2,000,000		TCP Capital Corp. (c)	5.2500	12/15/2019	2,026,250
					2,536,250
		IRON / STEEL - 0.4%
1,000,000		United States Steel Corp.	2.7500	4/1/2019	1,220,000

		OIL & GAS - 0.7%
2,000,000		Chesapeake Energy Corp.	2.5000	5/15/2037	1,947,500

		REITS - 3.2%
4,000,000		American Realty Capital Properties, Inc. +	3.7500	12/15/2020	3,827,520
5,000,000		IAS Operating Partnership LP (c)	5.0000	3/15/2018	4,850,000
					8,677,520

		TOTAL CONVERTIBLE BONDS (Cost - $21,538,852)			20,341,200

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

		Dividend
Shares		Rate (%)	Maturity	Value ($)
	PREFERRED STOCKS - 2.7%
	BANKS - 0.7%
40,000	JPMorgan Chase & Co.	6.1000	Perpetual	988,800
40,000	JPMorgan Chase & Co. +	6.1250	Perpetual	1,004,800
				1,993,600
	DIVERSIFIED FINANCIAL - 1.4%
20,000	BGC Partners, Inc.	8.1250	6/15/2042	550,200
63,760	SLM Corp.	6.9700	Perpetual	3,162,496
				3,712,696
	HOLDING COMPANIES-DIVERSIFIED - 0.6%
1,500	Pitney Bowes International Holdings, Inc. (c)	6.1250	Perpetual	1,561,875

	TOTAL PREFERRED STOCKS (Cost - $7,284,536)			7,268,171

	EXCHANGE TRADED NOTE - 1.1%
150,000	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (Cost - $3,192,549) +			2,932,500

	SHORT-TERM INVESTMENTS - 7.2%
	MONEY MARKET FUND - 7.2%
19,748,651	Federated Treasury Obligations Fund 0.00% (b)
	(Cost - $19,748,651)			19,748,651

	COLLATERAL FOR SECURITIES LOANED - 4.8%
10,732,971	Dreyfus Government Cash Management 0.01% (b)			10,732,971
2,500,000	Milestone Treasury Obligations Fund 0.01% (b)			2,500,000
	TOTAL COLLATERAL FOR SECURITIES LOANED(Cost - $13,232,971)			13,232,971

	TOTAL INVESTMENTS - 102.0% (Cost - $285,555,833) (e)			$279,442,993
	LIABILITIES LESS OTHER ASSETS - (2.0) %			(5,599,943)
	NET ASSETS - 100.0%			$273,843,050

ETN - Exchange Traded Notes	EUR - Euro

REIT - Real Estate Investment Trust	GBP - British Pound

ABS - Asset Backed Securities	CHF - Swiss Franc

CLO - Collateralized Loan Obligation

CDO - Collateralized Debt Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal is in US Dollar unless otherwise noted.

+	All or a portion of these securities are on loan. Total loaned securities had a value of $12,893,857 at May 31, 2015.

(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.

(b)	Variable rate security; the rate shown represents the rate at May 31, 2015.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2015, these securities amounted to $64,693,916 or 23.6% of net assets.

(d)	The Advisor or Trustees have determined these securities to be illiquid at May 31, 2015, these securities amounted to $12,173,954 or 4.4% of net assets.

(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $285,599,395 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,377,242
Unrealized Depreciation:	(9,533,644)
Net Unrealized Depreciation:	$(6,156,402)

See accompanying notes to financial statements.

Leader Global Bond Fund
Investment Highlights (Unaudited)
May 31, 2015

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade fixed income and floating rate debt securities. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of May 31, 2015 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown

% of Net Assets

Collateral For Securities Loaned, 2.51%
Consumer, Non-cyclical, 2.31%
Cash & Cash Equivalents, 0.80%
Foreign Government, 3.60%
Consumer, Cyclical, 4.31%
Financial, 29.72%
Basic Materials, 9.03%
Asset Backed Securities, 9.82%
Industrial, 10.75%
Energy, 11.14%
Communicati ons, 16.01%

Country Breakdown

% of Total Investment

Other Countries, 8.87%
Britain, 2.39%
Brazil, 2.39%
United States, 29.68%
France, 2.52%
Cayman Islands, 4.04%
Mexico, 9.44%
Ireland, 10.06%
Netherlands, 13.48%
Luxembourg, 17.13%

Leader Global Bond Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2015

The Fund’s performance figures* for the period ending May 31, 2015, compared to its benchmark:

Date of Inception
March 4, 2015
Leader Global Bond Fund - Investor Class	0.58%
Leader Global Bond Fund - Institutional Class	0.67%
Leader Global Bond Fund - Class A	0.58%
Leader Global Bond Fund - Class A with Load **	(0.93)%
Leader Global Bond Fund - Class C	0.39%
Barclays US Intermediate Aggregate Index ***	0.34%

Comparison of the Change in Value of a $10,000 Investment | March 4, 2015 - May 31, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.92%, 1.42%, 1.77% and 2.27% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated March 17, 2015, as supplemented May 21, 2015. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Global Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 91.5%
		AUTO MANUFACTURERS - 1.9%
75,000	EUR	Volkswagen International Finance NV (a)	4.6250	Perpetual	89,720

		BANKS - 18.7%
100,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	113,800
75,000	EUR	Deutsche Bank Capital Finance Trust I (a)	1.7500	Perpetual	76,380
100,000		ING Bank NV (a)	4.1250	11/21/2023	104,009
100,000		JPMorgan Chase & Co.	4.9500	6/1/2045	101,708
100,000		JPMorgan Chase & Co. (a)	7.9000	Perpetual	106,900
50,000	CHF	Raiffeisen Bank International AG	4.7500	10/24/2022	49,071
100,000	EUR	UT2 Funding PLC	5.3210	6/30/2016	112,663
100,000		VTB Bank OJSC via VTB Eurasia Ltd. (a)	9.5000	Perpetual	89,500
100,000		Wells Fargo & Co. (a)	7.9800	Perpetual	110,125
					864,156
		BULDING MATERIALS - 4.8%
100,000	EUR	Cemex SAB de CV	4.7500	1/11/2022	112,454
100,000	EUR	Votorantim Cimentos SA (b)	3.5000	7/13/2022	109,897
					222,351
		CHEMICALS - 0.2%
10,000		Evolution Escrow Issuer LLC (b)	7.5000	3/15/2022	9,975

		DIVERSIFIED FINANCIAL SERVICES - 4.5%
100,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	106,865
100,000		Quicken Loans, Inc. (b)	5.7500	5/1/2025	100,375
					207,240
		ENTERTAINMENT - 2.4%
100,000	EUR	International Game Technology (b)	4.7500	2/15/2023	109,555

		FOOD - 2.3%
100,000		JBS USA LLC +	8.2500	2/1/2020	107,150

		FOREIGN GOVERNMENT- 3.5%
60,000		Costa Rica Government international Bond (b)	7.1580	3/12/2045	59,550
100,000	EUR	Mexico Government international Bond	3.0000	3/6/2045	104,382
					163,932
		INSURANCE - 3.2%
100,000		Genworth Holdings, Inc. Class A (a)	6.1500	11/15/2066	63,000
100,000		XLIT Ltd. (a)	6.5000	Perpetual	86,400
					149,400
		IRON / STEEL - 2.4%
100,000	EUR	Arcelormittal	3.1250	1/14/2022	109,333

		MINING - 6.5%
100,000		Anglogold Ashanti Holdings PLC (a)	8.5000	7/30/2020	109,571
100,000		FMG Resources August 2006 Pty Ltd. (b) +	8.2500	11/1/2019	91,875
100,000		Kinross Gold Corp.	5.9500	3/15/2024	97,316
					298,762
		MISCELLANEOUS MANUFACTURING - 4.9%
200,000	EUR	Trinseo Materials Operating SCA (b)	6.3750	5/1/2022	226,106

		MUNICIPAL - 0.1%
5,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	2,505

		OIL & GAS - 8.8%
40,000		Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	43,200
60,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	68,082
50,000		Petrobras Global Finance BV (a)	2.4153	1/15/2019	47,188
50,000		Petrobras International Finance Co. (a)	5.3750	1/27/2021	48,900
100,000		Petroleos Mexicanos	2.2951	7/18/2018	102,750
70,000		Transocean, Inc.	5.5500	12/15/2016	72,887
30,000		Transocean, Inc.	7.5000	4/15/2031	25,950
					408,957

See accompanying notes to financial statements.

Leader Global Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		OIL& GAS SERVICE - 2.3%
100,000		Freeport-McMoran Oil & Gas LLC	6.7500	2/1/2022	106,750

		OTHER ABS - 9.8%
100,000	EUR	Aquilae CLO II PLC 2006-1X C (a)	0.7410	1/17/2023	107,016
100,000	EUR	Ares European CLO II BV 2007-2X C (a)	2.5980	3/14/2025	109,211
100,000	EUR	Eaton Vance CDO X PLC 2007-10X C1 (a)	0.5380	2/22/2027	103,789
125,000	EUR	Gateway IV Euro CLO SA 2007-4X D (a)	1.4660	4/25/2023	134,525
					454,541
		TELECOMMUNICATIONS - 14.1%
200,000		GTP Acquisition Partners I LLC (b)	3.4820	6/16/2025	200,000
100,000	EUR	Orange SA (a)	4.0000	Perpetual	115,753
50,000	EUR	Telecom Italia Finance SA	7.7500	1/24/2033	77,669
100,000	EUR	Telefonica Europe BV (a)	7.6250	Perpetual	132,422
116,000	EUR	Wind Acquisition Finnace SA (a)	4.0110	7/15/2020	127,672
					653,516
		TRANSPORTATION - 1.1%
50,000	CHF	Russian Railways via RZD Capital PLC	2.1770	2/26/2018	48,940

		TOTAL BONDS & NOTES (Cost - $4,199,502)			4,232,889

		CONVERTIBLE BONDS - 1.9%
		INTERNET - 1.9%
100,000		Yandex NV (Cost - $85,077)	1.1250	12/15/2018	87,563

Shares
		MUTUAL FUND - 3.3%
		CLOSED - END FUND - 3.3%
10,000		Legg Mason BW Global Income Opportunities Fund, Inc. (Cost - $160,851)			155,000
		COLLATERAL FOR SECURITIES LOANED - 2.5%
116,280		Dreyfus Government Cash Management 0.01% (a)
		(Cost - $116,280)			116,280
		TOTAL INVESTMENTS - 99.2% (Cost - $4,561,710) (d)			$4,591,732
		OTHER ASSETS LESS LIABILITIES - 0.8%			36,795
		NET ASSETS - 100.0%			$4,628,527

ABS - Asset Backed Security

EUR - Euro

CHF - Swiss Franc

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal in US Dollar unless otherwise noted.

+	All or a portion of these securities are on loan. Total loaned securities had a value of $113,496 at May 31, 2015.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2015, these securities amounted to $1,127,997 or 24.4% of net assets.

(c)	All or part of this security is held as collateral for forward currency exchange contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,561,710 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$68,853
Unrealized Depreciation:	(38,831)
Net Unrealized Appreciation:	$30,022

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2015

	Leader Short-Term	Leader Total Return	Leader Global Bond
	Bond Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$917,149,648	$285,555,833	$4,561,710
At value *	$906,655,515	$279,442,993	$4,591,732
Cash	—	—	128,095
Foreign currency (cost $1,389,474, $348,578 & $124,460 respectively)	825,134	329,153	120,264
Unrealized appreciation on open forward foreign currency contracts	9,957,259	4,545,672	4,841
Dividends and interest receivable	9,785,462	3,424,150	54,804
Receivable for securities sold	8,965,069	3,394,687	406,767
Receivable for Fund shares sold	1,525,017	1,249,782	—
Receivable for security lending	27,050	10,977	—
Receivable for foreign tax reclaims	2,703	—	193
Due from advisor	—	—	14,494
Prepaid expenses and other assets	73,941	70,978	9,817
TOTAL ASSETS	937,817,150	292,468,392	5,331,007

LIABILITIES
Payable upon return of securities loaned	19,441,720	13,232,971	116,280
Payable for investments purchased	6,298,611	2,106,299	509,599
Unrealized depreciation on open forward foreign currency contracts	3,506,872	2,666,716	38,499
Dividends payable	533,061	97,776	—
Payable for Fund shares redeemed	1,061,962	204,786	11,658
Investment advisory fees payable	571,282	165,217	—
Distribution (12b-1) fees payable	185,827	57,056	200
Accrued expenses and other liabilities	249,225	94,521	26,244
TOTAL LIABILITIES	31,848,560	18,625,342	702,480
NET ASSETS	$905,968,590	$273,843,050	$4,628,527

Net Assets Consist Of:
Paid in capital	$918,565,257	$282,254,663	$4,616,316
Accumulated net investment income (loss)	(533,061)	(141,294)	(200)
Accumulated net realized gain (loss) from investments and foreign currency transactions	(7,455,520)	(4,017,010)	16,098
Net unrealized appreciation (depreciation) on:
Investments	(10,494,133)	(6,112,840)	30,022
Foreign currency translations	5,886,047	1,859,531	(33,709)
NET ASSETS	$905,968,590	$273,843,050	$4,628,527

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$335,257,619	$80,581,766	$100,541
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	34,243,465	7,504,131	10,038
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.79	$10.74	$10.02
Institutional Class Shares:
Net Assets	$504,365,714	$141,064,815	$4,282,922
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	51,147,474	13,194,400	427,588
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.86	$10.69	$10.02
Class A Shares:
Net Assets	$46,007,984	$39,175,422	$100,540
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,708,135	3,653,597	10,038
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$9.77	$10.72	$10.02
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$9.92	$10.88	$10.17
Class C Shares:
Net Assets	$20,337,273	$13,021,047	$144,524
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,072,453	1,205,089	14,433
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$9.81	$10.81	$10.01

*	Includes Loaned securities and collateral for securities on loan see Portfolio of Investments and Note 7 in the accompanying notes to financial statements.

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS
For the Year or Period Ended May 31, 2015

	Leader Short-Term	Leader Total Return	Leader Global Bond
	Bond Fund	Fund	Fund (a)
INVESTMENT INCOME
Interest	$38,677,933	$12,325,221	$24,139
Dividends	1,880,880	1,819,327	1,950
Securities lending income	47,984	21,083	—
TOTAL INVESTMENT INCOME	40,606,797	14,165,631	26,089

EXPENSES
Investment advisory fees	7,995,837	1,970,171	7,276
Distribution (12b-1) fees:
Investor Class	2,048,181	404,902	119
Class A	285,965	189,450	119
Class C	195,035	115,084	271
Administrative services fees	693,795	213,905	1,813
Transfer agent fees	483,433	187,900	2,329
Printing expenses	88,689	31,986	8,266
Accounting services fees	164,318	75,595	9,948
Custodian fees	84,402	42,780	2,360
Registration fees	69,125	63,518	1,191
Professional fees	31,727	32,145	17,332
Chief compliance officer fees	36,054	7,415	324
Insurance expense	37,579	7,372	118
Non 12B-1 Shareholder Servicing fees	77,020	7,933	222
Trustees’ fees and expenses	11,097	11,103	665
Other expenses	91,941	35,099	2,819
TOTAL EXPENSES	12,394,198	3,396,358	55,172

Plus: Expense reimbursement recapture	—	81,566	—
Less: Expense waived or reimbursed by the Advisor	—	—	(44,909)
NET EXPENSES	12,394,198	3,477,924	10,263

NET INVESTMENT INCOME	28,212,599	10,687,707	15,826

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	2,144,189	(553,781)	11,940
Forward currency exchange contracts	89,001	427,757	4,392
Foreign currency transactions	(299,319)	(158,246)	(200)
Net realized gain (loss)	1,933,871	(284,270)	16,132

Net change in unrealized appreciation (depreciation) on:
Investments	(38,637,377)	(13,448,646)	30,022
Forward currency exchange contracts	8,669,581	2,115,166	(33,658)
Foreign currency translations	(307,281)	(30,671)	(51)
Net change in unrealized appreciation (depreciation)	(30,275,077)	(11,364,151)	(3,687)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	(28,341,206)	(11,648,421)	12,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(128,607)	$(960,714)	$28,271

(a)	The Leader Global Bond Fund commenced operations on March 4, 2015

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader		Leader Global
	Short-Term Bond Fund		Total Return Fund		Bond Fund

	Year Ended May 31,		Year Ended May 31,		Period Ended
	2015	2014	2015	2014	May 31, 2015 (a)
FROM OPERATIONS
Net investment income	$28,212,599	$21,182,231	$10,687,707	$2,897,466	$15,826
Net realized gain (loss) from investments, forward currency exchange contracts and foreign currency transactions	1,933,871	8,008,696	(284,270)	(60,332)	16,132
Net change in unrealized appreciation (depreciation) on investments, forward currency exchange contracts and foreign currency translations	(30,275,077)	16,481,318	(11,364,151)	6,590,541	(3,687)
Net increase (decrease) in net assets resulting from operations	(128,607)	45,672,245	(960,714)	9,427,675	28,271

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(9,732,643)	(10,342,837)	(3,085,575)	(981,967)	(377)
Institutional Class	(16,779,091)	(12,086,286)	(5,753,852)	(1,573,694)	(17,298)
Class A	(1,358,927)	(722,394)	(1,465,167)	(299,669)	(377)
Class C	(372,139)	(201,095)	(387,413)	(90,666)	(372)
From net realized gains:
Investor Class	(3,521,753)	—	(1,097,251)	(184,971)	—
Institutional Class	(4,733,124)	—	(1,872,574)	(245,542)	—
Class A	(505,943)	—	(578,024)	(36,575)	—
Class C	(163,033)	—	(170,992)	(19,546)	—
Net decrease in net assets from distributions to shareholders	(37,166,653)	(23,352,612)	(14,410,848)	(3,432,630)	(18,424)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	212,387,699	374,511,705	68,692,755	78,179,611	100,000
Institutional Class	308,520,672	451,798,105	139,428,423	102,005,608	4,323,269
Class A	33,902,635	59,731,621	25,322,887	27,021,351	100,000
Class C	9,856,865	12,407,666	10,891,430	7,757,715	144,008
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	10,432,928	7,324,200	3,540,516	840,674	377
Institutional Class	12,987,202	8,469,355	7,030,111	1,615,320	17,257
Class A	1,199,464	388,750	1,490,701	231,801	377
Class C	451,217	164,248	441,152	82,985	372
Redemption fee proceeds:
Investor Class	—	—	—	36,644	—
Institutional Class	—	—	—	50,716	—
Class A	—	—	—	9,957	—
Class C	—	—	—	4,084	—
Payments for shares redeemed:
Investor Class	(310,308,623)	(208,098,283)	(70,641,290)	(8,716,426)	—
Institutional Class	(378,094,824)	(101,865,169)	(109,481,953)	(10,320,738)	(66,922)
Class A	(43,992,029)	(6,248,608)	(12,928,926)	(893,500)	—
Class C	(5,314,769)	(2,394,274)	(6,592,546)	(110,959)	(58)
Net increase (decrease) in net assets from shares of beneficial interest	(147,971,563)	596,189,316	57,193,260	197,794,843	4,618,680

TOTAL INCREASE IN NET ASSETS	(185,266,823)	618,508,949	41,821,698	203,789,888	4,628,527
NET ASSETS
Beginning of Year/Period	1,091,235,413	472,726,464	232,021,352	28,231,464	—
End of Year/Period *	$905,968,590	$1,091,235,413	$273,843,050	$232,021,352	$4,628,527
* Includes accumulated net investment income (loss) of:	$(533,061)	$234,673	$(141,294)	$(62,553)	$(200)

(a)	The Leader Global Bond Fund commenced operations on March 4, 2015.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader		Leader Global
	Short-Term Bond Fund		Total Return Fund		Bond Fund

	Year Ended May 31,		Year Ended May 31,		Period Ended
	2015	2014	2015	2014	May 31, 2015 (a)
SHARE ACTIVITY
Investor Class:
Shares Sold	21,332,285	37,839,095	6,228,753	7,045,014	10,000
Shares Reinvested	1,060,886	737,917	325,497	76,300	38
Shares Redeemed	(31,488,411)	(20,903,603)	(6,416,869)	(786,380)	—
Net increase (decrease) in shares of beneficial interest outstanding	(9,095,240)	17,673,409	137,381	6,334,934	10,038

Institutional Class:
Shares Sold	30,859,593	45,127,659	12,718,504	9,242,873	432,545
Shares Reinvested	1,310,213	846,780	650,410	147,439	1,722
Shares Redeemed	(38,115,104)	(10,174,956)	(10,070,313)	(942,169)	(6,679)
Net increase (decrease) in shares of beneficial interest outstanding	(5,945,298)	35,799,483	3,298,601	8,448,143	427,588

Class A :
Shares Sold	3,414,025	6,025,042	2,284,780	2,449,864	10,000
Shares Reinvested	122,293	38,977	137,703	20,987	38
Shares Redeemed	(4,487,191)	(625,961)	(1,189,974)	(81,281)	—
Net increase (decrease) in shares of beneficial interest outstanding	(950,873)	5,438,058	1,232,509	2,389,570	10,038

Class C :
Shares Sold	988,954	1,243,112	971,066	695,387	14,402
Shares Reinvested	45,898	16,500	40,551	7,515	37
Shares Redeemed	(538,427)	(241,544)	(586,237)	(9,905)	(6)
Net increase in shares of beneficial interest outstanding	496,425	1,018,068	425,380	692,997	14,433

(a)	The Leader Global Bond Fund commenced operations on March 4, 2015.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Investor Class
	Year Ended May 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$10.10	$9.87	$9.46	$9.82	$9.65

Activity from investment operations:
Net investment income (1)	0.24	0.25	0.27	0.28	0.24
Net realized and unrealized gain (loss) on investments	(0.23)	0.26	0.44	(0.41)	0.34
Total from investment operations	0.01	0.51	0.71	(0.13)	0.58

Less distributions from:
Net investment income	(0.24)	(0.28)	(0.30)	(0.21)	(0.24)
Net realized gains	(0.08)	—	—	(0.02)	(0.17)
Total distributions	(0.32)	(0.28)	(0.30)	(0.23)	(0.41)

Net asset value, end of year	$9.79	$10.10	$9.87	$9.46	$9.82

Total return (2)	0.11%	5.27%	7.60%	(1.23)%	6.12%

Net assets, end of year (000s)	$335,258	$437,626	$253,253	$207,442	$268,667

Ratio of gross expenses to average net assets (3)	1.43%	1.44%	1.47%	1.47%	1.45%
Ratio of net expenses to average net assets (3)	1.43%	1.44%	1.47%	1.47%	1.45%
Ratio of net investment income to average net assets (3)	2.38%	2.48%	2.75%	2.95%	2.50%

Portfolio Turnover Rate	71.38%	85.13%	151.19%	284.91%	147.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Institutional Class
	Year Ended May 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$10.17	$9.95	$9.53	$9.89	$9.72

Activity from investment operations:
Net investment income (1)	0.29	0.30	0.32	0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.23)	0.26	0.45	(0.40)	0.34
Total from investment operations	0.06	0.56	0.77	(0.08)	0.63

Less distributions from:
Net investment income	(0.29)	(0.34)	(0.35)	(0.26)	(0.29)
Net realized gains	(0.08)	—	—	(0.02)	(0.17)
Total distributions	(0.37)	(0.34)	(0.35)	(0.28)	(0.46)

Net asset value, end of year	$9.86	$10.17	$9.95	$9.53	$9.89

Total return (2)	0.62%	5.75%	8.22%	(0.72)%	6.61%

Net assets, end of year (000s)	$504,366	$580,621	$211,779	$126,082	$231,047

Ratio of gross expenses to average net assets (3)	0.93%	0.94%	0.97%	0.97%	0.95%
Ratio of net expenses to average net assets (3)	0.93%	0.94%	0.97%	0.97%	0.95%
Ratio of net investment income to average net assets (3)	2.89%	2.97%	3.25%	3.41%	3.01%

Portfolio Turnover Rate	71.38%	85.13%	151.19%	284.91%	147.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A
	Year Ended May 31,			Period Ended
	2015	2014	2013	May 31, 2012 (1)

Net asset value, beginning of year/period	$10.08	$9.86	$9.46	$9.54

Activity from investment operations:
Net investment income (2)	0.23	0.24	0.27	0.05
Net realized and unrealized gain (loss) on investments	(0.22)	0.27	0.44	(0.13)
Total from investment operations	0.01	0.51	0.71	(0.08)

Less distributions from:
Net investment income	(0.24)	(0.29)	(0.31)	—
Net realized gains	(0.08)	—	—	—
Total distributions	(0.32)	(0.29)	(0.31)	—

Net asset value, end of year/period	$9.77	$10.08	$9.86	$9.46

Total return (3)	0.10%	5.27%	7.66%	(0.84	)% (4)

Net assets, end of year/period (000s)	$46,008	$57,036	$2,178	$34

Ratio of gross expenses to average net assets (5)	1.43%	1.44%	1.47%	1.56	% (6)
Ratio of net expenses to average net assets (5)	1.43%	1.44%	1.47%	1.56	% (6)
Ratio of net investment income to average net assets (5)	2.38%	2.43%	2.75%	4.17	% (6)

Portfolio Turnover Rate	71.38%	85.13%	151.19%	284.91	% (4)

(1)	Class A Shares commenced operations on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	Not annualized

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Year Ended May 31,		Period Ended
	2015	2014	May 31, 2013 (1)

Net asset value, beginning of year/period	$10.12	$9.89	$9.58

Activity from investment operations:
Net investment income (2)	0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	0.26	0.30
Total from investment operations	(0.04)	0.46	0.48

Less distributions from:
Net investment income	(0.19)	(0.23)	(0.17)
Net realized gains	(0.08)	—	—
Total distributions	(0.27)	(0.23)	(0.17)

Net asset value, end of year/period	$9.81	$10.12	$9.89

Total return (3)	(0.39)%	4.70%	5.02	% (4)

Net assets, end of period (000s)	$20,337	$15,951	$5,516

Ratio of gross expenses to average net assets (5)	1.93%	1.94%	1.97	% (6)
Ratio of net expenses to average net assets (5)	1.93%	1.94%	1.97	% (6)
Ratio of net investment income to average net assets (5)	1.92%	1.96%	2.25	% (6)

Portfolio Turnover Rate	71.38%	85.13%	151.19	% (4)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Investor Class
	Year Ended May 31,						Period Ended
	2015		2014		2013	2012	May 31, 2011 (1)

Net asset value, beginning of year/period	$11.36		$10.89		$9.78	$10.39	$10.00

Activity from investment operations:
Net investment income (2)	0.42		0.35		0.38	0.38	0.30
Net realized and unrealized gain (loss) on investments	(0.46)		0.60		1.25	(0.66)	0.31
Total from investment operations	(0.04)		0.95		1.63	(0.28)	0.61

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.03	0.03

Less distributions from:
Net investment income	(0.42)		(0.37)		(0.52)	(0.31)	(0.19)
Net realized gains	(0.16)		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.58)		(0.49)		(0.52)	(0.36)	(0.25)

Net asset value, end of year/period	$10.74		$11.36		$10.89	$9.78	$10.39

Total return (4)	(0.30)%		9.08%		17.16%	(2.36)%	6.52	% (5)

Net assets, end of year/period (000s)	$80,582		$83,688		$11,233	$7,248	$6,064

Ratio of gross expenses to average net assets (6)	1.52%		1.69%		2.33%	2.25%	3.41	% (7)
Ratio of net expenses to average net assets (6)	1.55	% (8)	1.84	% (8)	1.85%	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	3.81	% (8)	3.19	% (8)	3.63%	3.80%	3.57	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.84%		3.34%		3.15%	3.40%	2.01	% (7)

Portfolio Turnover Rate	173.78%		93.44%		116.42%	218.66%	220.97	% (5)

(1)	Investor Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Institutional Class
	Year Ended May 31,						Period Ended
	2015		2014		2013	2012	May 31, 2011 (1)

Net asset value, beginning of year/period	$11.31		$10.85		$9.75	$10.37	$10.00

Activity from investment operations:
Net investment income (2)	0.47		0.41		0.43	0.43	0.36
Net realized and unrealized gain (loss) on investments	(0.46)		0.59		1.25	(0.67)	0.25
Total from investment operations	0.01		1.00		1.68	(0.24)	0.61

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.03	0.03
Less distributions from:
Net investment income	(0.47)		(0.43)		(0.58)	(0.36)	(0.21)
Net realized gains	(0.16)		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.63)		(0.55)		(0.58)	(0.41)	(0.27)

Net asset value, end of year/period	$10.69		$11.31		$10.85	$9.75	$10.37

Total return (4)	0.18%		9.63%		17.76%	(1.99)%	6.61	% (5)

Net assets, end of year/period (000s)	$141,065		$111,952		$15,706	$6,574	$6,019

Ratio of gross expenses to average net assets (6)	1.02%		1.19%		1.83%	1.75%	3.13	% (7)
Ratio of net expenses to average net assets (6)	1.05	% (8)	1.34	% (8)	1.35%	1.35%	1.35	% (7)
Ratio of net investment income to average net assets (6)	4.35	% (8)	3.72	% (8)	4.13%	4.28%	4.23	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	4.38%		3.87%		3.65%	3.88%	2.45	% (7)

Portfolio Turnover Rate	173.78%		93.44%		116.42%	218.66%	220.97	% (5)

(1)	Institutional Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Year Ended May 31,					Period Ended
	2015		2014		2013	May 31, 2012 (1)

Net asset value, beginning of year/period	$11.34		$10.88		$9.78	$10.11

Activity from investment operations:
Net investment income (2)	0.42		0.36		0.35	0.10
Net realized and unrealized gain (loss) on investments	(0.46)		0.58		1.28	(0.43)
Total from investment operations	(0.04)		0.94		1.63	(0.33)

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.42)		(0.37)		(0.53)	—
Net realized gains	(0.16)		(0.12)		—	—
Total distributions	(0.58)		(0.49)		(0.53)	—

Net asset value, end of year/period	$10.72		$11.34		$10.88	$9.78

Total return (4)	(0.31)%		9.06%		17.14%	(3.26	)% (5)

Net assets, end of year/period (000s)	$39,175		$27,467		$343	$10

Ratio of gross expenses to average net assets (6)	1.52%		1.69%		2.33%	2.38	% (7)
Ratio of net expenses to average net assets (6)	1.55	% (8)	1.84	% (8)	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	3.86	% (8)	3.22	% (8)	3.63%	4.98	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.89%		3.37%		3.15%	4.45	% (7)

Portfolio Turnover Rate	173.78%		93.44%		116.42%	218.66	% (5)

(1)	Class A shares commenced operation on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Year Ended May 31,				Period Ended
	2015		2014		May 31, 2013 (1)

Net asset value, beginning of year/period	$11.43		$10.96		$10.03

Activity from investment operations:
Net investment income (2)	0.37		0.30		0.26
Net realized and unrealized gain (loss) on investments	(0.46)		60.		0.96
Total from investment operations	(0.09)		90.		1.22

Paid-in-capital from redemption fees	—		0.01		0.00	(3)

Less distributions from:
Net investment income	(0.37)		(0.32)		(0.29)
Net realized gains	(0.16)		(0.12)		—
Total distributions	(0.53)		(0.44)		(0.29)

Net asset value, end of year/period	$10.81		$11.43		$10.96

Total return (4)	(0.77)%		8.55%		12.29	% (5)

Net assets, end of year/period (000s)	$13,021		$8,914		$950

Ratio of gross expenses to average net assets (6)	2.02%		2.19%		2.83	% (7)
Ratio of net expenses to average net assets (6)	2.05	% (8)	2.34	% (8)	2.35	% (7)
Ratio of net investment income to average net assets (6)	3.36	% (8)	2.73	% (8)	3.13	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.39%		2.88%		2.65	% (7)

Portfolio Turnover Rate	173.78%		93.44%		116.42	% (5)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. (5) Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Global Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Investor Class	Institutional Class	Class A	Class C
	Period Ended	Period Ended	Period Ended	Period Ended
	May 31, 2015	May 31, 2015	May 31, 2015	May 31, 2015

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.06	0.03	0.02
Net realized and unrealized gain on investments	0.03	0.01	0.03	0.02
Total from investment operations	0.06	0.07	0.06	0.04

Less distributions from:
Net investment income	(0.04)	(0.05)	(0.04)	(0.03)
Total distributions	(0.04)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$10.02	$10.02	$10.02	$10.01

Total return (3,4)	0.58%	0.67%	0.58%	0.39%

Net assets, end of period (000s)	$101	$4,283	$101	$145

Ratio of gross expenses to average net assets (5,6)	17.99%	6.43%	17.99%	17.15%
Ratio of net expenses to average net assets (5,6)	1.92%	1.33%	1.92%	2.40%
Ratio of net investment income to average net assets (5,6)	1.12%	2.33%	1.12%	0.85%
Ratio of net investment loss to average net assets - pre waiver/reimbursed (5,6)	(14.95)%	(2.77)%	(14.95)%	(13.90)%

Portfolio Turnover Rate (4)	57.33%	57.33%	57.33%	57.33%

(1)	The Fund commenced operations on March 4, 2015

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short-Term Bond”), the Leader Total Return Fund (“Total Return”), and the Leader Global Bond Fund (“Global Bond” and collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of Global Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. Short-Term Bond, Total Return and Global Bond commenced operation on July 14, 2005, July 30, 2010 and March 4, 2015, respectively.

Each Fund currently offers four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Short-Term Bond and Total Return Class A shares commenced operation on March 21, 2012 and Class C shares commenced operation on August 8, 2012. Global Bond Investor Class, Institutional Class, Class A and Class C commenced operations on March 4 2015. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50% for Class A. Class C shares are subject to a maximum contingent deferred sales charge of 1.00%. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$452,016	$—	$—	$452,016
Bonds & Notes	—	752,891,563	—	752,891,563
Bank Loans	—	6,857,043	—	6,857,043
Convertible Bonds	—	55,029,095	—	55,029,095
Preferred Stock	8,705,390	9,199,062	—	17,904,452
Short-Term Investments	54,079,626	—	—	54,079,626
Collateral For Securities Loaned	19,441,720			19,441,720
Total Investments	$82,678,752	$823,976,763	$—	$906,655,515
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$9,957,259	$—	$9,957,259
Total Assets	$82,678,752	$833,934,022	$—	$916,612,774
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(3,506,872)	$—	$(3,506,872)

*	Refer to the Portfolio of Investments for industry classification.

The Short Term Bond did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and 2 during the current year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting year.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$262,800	$—	$—	$262,800
Bonds & Notes	—	215,656,700	—	215,656,700
Convertible Bonds	—	20,341,200	—	20,341,200
Preferred Stocks	5,706,296	1,561,875	—	7,268,171
Exchange Traded Note	2,932,500	—	—	2,932,500
Short - Term Investments	19,748,651	—	—	19,748,651
Collateral For Securities Loaned	13,232,971			13,232,971
Total Investments	$41,883,218	$237,559,775	$—	$279,442,993
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$4,545,672	$—	$4,545,672
Total Assets	$41,883,218	$242,105,447	$—	$283,988,665
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(2,666,716)	$—	$(2,666,716)

*	Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the year presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting year.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Global Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$4,232,889	$—	$4,232,889
Convertible Bonds	—	87,563	—	87,563
Mutual Fund	155,000	—	—	155,000
Collateral For Securities Loaned	116,280	—	—	116,280
Total Investments	$271,280	$4,320,452	$—	$4,591,732
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$4,841	$—	$4,841
Total Assets	$271,280	$4,325,293	$—	$4,596,573
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(38,499)	$—	$(38,499)

*	Refer to the Portfolio of Investments for industry classification.

The Global Bond Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund entered into Forward Contracts in order to hedge or profit from its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract. For the year or period ended May 31, 2015, Short-Term Bond, Total Return and Global Bond had net realized gains from Forward currency exchange contracts of $89,001, $427,757 and $4,392, respectively, which is included in the net realized gain from Forward currency exchange contracts in the Statements of Operations.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

As of May 31, 2015, the following forward contracts were open:

Short-Term Bond
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2015	JP Morgan	4,400,000	$6,710,242	$542,278
Euro	9/4/2015	JP Morgan	42,000,000	46,167,819	9,414,981
Euro	4/1/2016	BNY Mellon	11,375,000	12,561,809	(276,884)
				$65,439,870	$9,680,375
To Buy:
Euro	9/4/2015	JP Morgan	18,100,000	$19,896,131	$(3,229,988)

Net unrealized appreciation on forward foreign currency contracts:					$6,450,387

Total Return
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2015	JP Morgan	670,000	$1,021,787	$82,574
Euro	9/4/2015	JP Morgan	22,020,000	24,205,128	4,428,726
Euro	4/1/2016	BNY Mellon	9,200,000	10,159,881	(194,061)
Euro	4/1/2016	Fifth Third Bank	3,600,000	3,975,605	(50,930)
Swiss Franc	4/1/2016	BNY Mellon	1,800,000	1,935,640	34,372
				$41,298,041	$4,300,681
To Buy:
Euro	9/4/2015	JP Morgan	13,900,000	$15,279,350	$(2,421,725)

Net unrealized appreciation on forward foreign currency contracts:					$1,878,956

Global Bond
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
Euro	4/1/2016	BNY Mellon	1,745,000	$1,927,064	$(38,499)
Euro	4/1/2016	BNY Mellon	85,000	93,868	3,542
Swiss Franc	4/1/2016	BNY Mellon	100,000	107,536	1,299
				$2,128,468	$(33,658)

Net unrealized depreciation on forward foreign currency contracts:					$(33,658)

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the unrealized forward currency contract. During the year ended May 31, 2015, each Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2015.

Short-Term Bond

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the		Cash Collateral
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	(Received)
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount

Forward currency contracts by Counter Party:
JP Morgan	$9,957,259	$—	$9,957,259	$(3,229,988)	$—	$6,727,271
BNY Mellon	—	—	—	(276,884)	—	(276,884)
Securities Lending	19,441,720	—	19,441,720		(19,441,720)	—
Total:	$29,398,979	$—	$29,398,979	$(3,506,872)	$(19,441,720)	$6,450,387

Total Return

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the		Cash Collateral
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	(Received)
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount

Forward currency contracts by Counter Party:
BNY Mellon	$34,372	$—	$34,372	$(194,061)	$—	$(159,689)
Fifth Third Bank	—	—	—	(50,930)	—	(50,930)
JP Morgan	4,511,300	—	4,511,300	(2,421,725)	—	2,089,575
Securities Lending	13,232,971	—	13,232,971	—	(13,232,971)	—
Total:	$17,778,643	$—	$4,545,672	$(2,666,716)	$(13,232,971)	$1,878,956

Global Bond

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities

			Net Amounts of Assets		Cash
		Gross Amounts Offset	Presented in the		Collateral
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	(Received)
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount

Forward currency contracts by Counter Party:
BNY Mellon	$4,841	$—	$4,841	$(38,499)	$—	$(33,658)
Securities Lending	116,280	—	116,280	—	(116,280)	—
Total:	$121,121	$—	$121,121	$(38,499)	$(116,280)	$(33,658)

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

(e)	Exchange Traded Notes

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with an additional way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

(f)	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of May 31, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the location of derivative instruments on each Fund’s Statement of Assets and Liabilities as of May 31, 2015:

Location on the Statements of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Forward Contracts	Unrealized appreciation on open forward foreign currency contracts	Unrealized depreciation on open forward foreign currency contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of May 31, 2015:

Asset Derivatives Investment Value
		Total Value at
Short-Term Bond	Currency	May 31, 2015
Forward Contracts	$9,957,259	$9,957,259
Total Return
Forward Contracts	$4,545,672	$4,545,672
Global Bond
Forward Contracts	$4,841	$4,841

Liability Derivatives Investment Value
		Total Value at
Short-Term Bond	Currency	May 31, 2015
Forward Contracts	$(3,506,872)	$(3,506,872)
Total Return
Forward Contracts	$(2,666,716)	$(2,666,716)
Global Bond
Forward Contracts	$(38,499)	$(38,499)

The following is a summary of the location of derivative instruments on each Fund’s Statement of Operations for the year or period ended May 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Contracts	Net realized gain from Forward currency exchange contracts Net change in unrealized appreciation (depreciation) on forward currency exchange contracts

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the year or period ended May 31, 2015:

Net realized gain on derivatives recognized in the Statements of Operations
		Year or Period
		Ended May 31,
Short-Term Bond	Currency	2015
Forward Contracts	$89,001	$89,001
Total Return
Forward Contracts	$427,757	$427,757
Global Bond
Forward Contracts	$4,392	$4,392

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
		Year or Period
		Ended May 31,
Short-Term Bond	Currency	2015
Forward Contracts	$8,669,581	$8,669,581
Total Return
Forward Contracts	$2,115,166	$2,115,166
Global Bond
Forward Contracts	$(33,658)	$(33,658)

(g)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On June 30, 2015, Short-Term Bond paid $0.0201, $0.0243, $0.0201 and $0.0162 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On June 30, 2015, Total Return paid $0.0326, $0.0368, $0.0326 and $0.0284 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On June 30, 2015, Global Bond paid $0.0234, $0.0273, $0.0234 and $0.0198 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

(i)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(j)	Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the year/period ended May 31, 2015 cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$517,911,347	$658,899,790	$178,720,469	$178,596,055
Total Return	286,939,995	225,605,051	184,989,258	185,908,242
Global Bond	6,062,743	1,628,470	—	—

(4)	Investment Advisor/Transactions with Affiliates

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s and 1.00% of Global Bond’s average daily net assets; (ii) 0.75% of Short-Term Bond’s average daily net assets up to and including $1.25 billion; and (iii) 0.70% of Short-Term Bond’s average daily net assets over $1.25 billion. For the year/period ended May 31, 2015, Short-Term Bond, Total Return and Global Bond accrued $7,995,837, $1,970,171 and $7,276 in advisory fees, respectively.

The Advisor contractually agreed to reduce its fees and/or absorb expenses of Global Bond to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.25%, 1.75%, 1.75% and 2.25% of the average daily net assets attributable to the Fund’s Institutional Class, Class A, Investor Class and Class C shares. This agreement shall remain in effect until at least September 30, 2015. During the period ended May 31, 2015, the Advisor waived or reimbursed $44,909 of expenses incurred by Global Bond, such amount is subject to recapture on or before May 31, 2018.

With respect to Total Return, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, until September 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, do not exceed 1.35% of its average daily net assets of the Fund. These waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended May 31, 2015, the Advisor was reimbursed $81,566 of expenses previously waived by Total Return Fund.

Foreside Distribution Services, LP (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. During the year ended May 31, 2015, the Distributor received $36,443 and $117,971 in underwriting commissions for sales of Class A and Class C shares of Short-Term Bond of which $17,233 was retained by the principal underwriter for Class C. During the year ended May 31, 2015 the Distributor received $26,480 and $154,833 in underwriting commissions for sales of Class A and Class C shares of Total

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Return of which $48,943 was retained by the principal underwriter for Class C. For Global Bond there were no underwriting commissions paid during the period.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”),.

NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

(5)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Institutional Shares do not participate in a Plan. For year/period ended May 31, 2015, Short-Term Bond, Total Return and Global Bond incurred $2,529,181, $709,436 and $509, respectively in fees, pursuant to the Plans.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years or period ended May 31, 2015 and May 31, 2014 was as follows:

	For the year ended May 31, 2015
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Short Term Bond	$29,982,671	$7,183,982	$37,166,653
Total Return	12,447,495	1,963,353	14,410,848
Global Bond	18,424	—	18,424

	For the year ended May 31, 2014
	Ordinary	Long-Term
	Income	Capital Gains	Total
Short Term Bond	$23,352,612	$—	$23,352,612
Total Return	3,212,325	220,305	3,432,630

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

As of May 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Short-Term Bond	$—	$698,594	$(1,220,623)	$—	$(533,061)	$(11,541,577)	$(12,596,667)
Total Return	—	911,334	(3,049,344)	—	(97,776)	(6,175,827)	(8,411,613)
Global Bond	—	—	(17,760)	—	—	29,971	12,211

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain (loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, mark-to-market on open forward foreign currency contracts, and adjustments for contingent payment debt instruments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Leader Global Bond Fund incurred and elected to defer such late year losses of $200.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Short-Term Bond	$1,220,623
Total Return	$3,049,344
Global Bond	$17,560

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, and adjustments for paydowns, real estate investment trusts, publicly traded partnerships and contingent payment debt instruments, resulted in reclassifications for the following funds for the year or period ended May 31, 2015 as follows:

	Paid in	Accumulated Net	Accumulated net realized gain (loss) from
	Capital	Investment Income (loss)	investments and foreign currency transactions
Short-Term Bond	$—	$(737,533)	$737,533
Total Return	—	(74,441)	74,441
Global Bond	(2,364)	2,398	(34)

(7)	Securities Lending

The Funds have entered into a Securities Lending Agreement (“Agreement”) with The Bank of New York Mellon (the “Bank”) to establish, manage and administer a Securities Lending Program, subject to the terms and conditions of the Agreement. Under the terms of the agreement, each Fund has deposited certain securities in an account maintained with the custodian. The Bank shall enter into loans pursuant to the Agreement and is authorized to negotiate with each borrower the amount of rebates or securities loan fee payable. The Bank receives cash collateral in the amount of at least 102% of the market value of the securities loaned.

Securities lending income is disclosed in the Fund’s Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2015.

			Percentage of
	Market Value of	Market Value of	Total Investment
	Loaned Securities	Collateral (1)	Income
Fund
Short- Term Bond	$18,926,238	$18,926,238	0.12%
Total Return	$12,893,857	$12,893,857	0.15%
Global Bond	$113,496	$113,496	0.00%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement.

Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of May 31, 2015, and because of the failed Dutch auction process, believes they are presently illiquid. As of May 31, 2015 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of May 31, 2015 the Short-Term Bond Fund held $1,650,000 or 0.2% of net assets in ARPS.

(9)	Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of May 31, 2015, Short-Term Bond was invested in the following restricted security:

	Initial
	Acquisition				% of Net
Security	Date	Principal	Cost	Value	Assets
Westchester Airport Associates Parking Facility Trust	6/6/2013	1,942,500	$1,942,500	$1,942,500	0.21%

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

As of May 31, 2015, Total Return was invested in the following restricted securities:

	Initial
	Acquisition				% of Net
Security	Date	Principal	Cost	Value	Assets
OnDeck Capital, Inc.	9/18/2013	375,000	$375,000	$378,629	0.14%
OnDeck Capital, Inc.	12/12/2013	500,000	500,000	508,408	0.19%
OnDeck Capital, Inc.	1/31/2014	666,667	666,667	679,505	0.25%
OnDeck Capital, Inc.	3/14/2014	1,250,000	1,250,000	1,279,938	0.47%
OnDeck Capital, Inc.	5/1/2014	916,667	916,667	940,958	0.34%
OnDeck Capital, Inc.	6/3/2014	2,000,000	2,000,000	2,056,088	0.75%
OnDeck Capital, Inc.	8/1/2014	2,000,000	2,000,000	2,070,548	0.75%
OnDeck Capital, Inc.	4/24/2015	4,000,000	4,000,000	4,259,880	1.55%
Total:				$12,173,954	4.44%

(10)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Leader Short-Term Bond Fund,

Leader Total Return Fund and Leader Global Bond Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Global Bond Fund (the “Funds”) each a series of shares of beneficial interest in Northern Lights Fund Trust, including the portfolios of investments, as of May 31, 2015, and the related statements of operations for the year and period then ended, and the statements of changes in net assets and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian, other appropriate parties and brokers or by other appropriate auditing procedures, where replies form brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Global Bond Fund as of May 31, 2015, the results of their operations for the year and period then ended, the changes in their net assets and their financial highlights for each of the years and periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 28, 2015

Leader Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2015

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund, Leader Total Return Fund or Global Bond Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 through May 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During *
	Ratio	12/1/2014	5/31/2015	12/1/14 -5/31/15	5/31/2015	12/1/14 -5/31/15
Investor Class:
Leader Short-Term Bond Fund	1.43%	$1,000.00	$1,005.00	$7.15	$1,017.80	$7.19
Leader Total Return Fund	1.55%	$1,000.00	$1,005.60	$7.75	$1,017.20	$7.80
Leader Global Bond Fund **	1.92%	$1,000.00	$1,005.60	$4.64	$1,015.36	$9.65
Institutional Class:
Leader Short-Term Bond Fund	0.93%	$1,000.00	$1,006.60	$4.65	$1,020.29	$4.68
Leader Total Return Fund	1.05%	$1,000.00	$1,011.60	$5.27	$1,019.70	$5.29
Leader Global Bond Fund **	1.33%	$1,000.00	$1,006.50	$3.22	$1,018.30	$6.69
Class A:
Leader Short-Term Bond Fund	1.43%	$1,000.00	$1,004.90	$7.15	$1,017.80	$7.19
Leader Total Return Fund	1.55%	$1,000.00	$1,006.60	$7.75	$1,017.20	$7.80
Leader Global Bond Fund **	1.92%	$1,000.00	$1,005.60	$4.64	$1,015.36	$9.65
Class C:
Leader Short-Term Bond Fund	1.93%	$1,000.00	$1,003.30	$9.64	$1,015.31	$9.70
Leader Total Return Fund	2.05%	$1,000.00	$1,004.70	$10.25	$1,014.71	$10.30
Leader Global Bond Fund **	2.40%	$1,000.00	$1,003.80	$5.80	$1,012.96	$12.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	From March 4, 2015 (commencement of operations) to May 31, 2015. Please note that while the Fund’s Investor Class, Institutional Class, Class A and Class C commenced operations on March 4, 2015, the hypothetical expenses paid during the period reflect activity for the full six month period for the purpose of comparability. This projection assumes that annualized expense ratios were in effect during the period December 1, 2014 to May 31, 2015. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (88) divided by the number of days in the fiscal year (365).

Leader Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2015

Leader Global Bond Fund * (Adviser- Leader Capital Corp.)

In connection with the regular meeting held on August 12-13, 2014 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Leader Capital Corp. (“LCC”) and the Trust, with respect to Leader Global Bond Fund (the “Fund”) (the “Advisory Agreement”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that LCC is a mutual fund company founded in 1997 with assets under management of approximately $1.4 billion, and its sole mission and specialty is managing fixed income investments for two other mutual funds in the Trust. The Board reviewed the background information of the key investment personnel who will be responsible for servicing the Fund, taking into consideration education and overall financial industry experience, some of which coming from previous positions held at major investment banks, noting their satisfaction with the investment team’s expertise and abilities to manage and provide an array of services to the Fund. The Board acknowledged that, in connection with its service to existing funds in the Trust, LCC continues to have a good working relationship with both the Board and management and has been receptive to the Trustees’ opinions and recommendations throughout the relationship. The Board discussed the due-diligence process used by LCC noting that it takes a macro-economic approach examining the major inputs of interest rates and spread prediction data LCC receives from numerous buy side independent research firms in order to make investment decisions. Understanding that not all strategy risks can be eliminated, LCC discussed with the Board several risks associated with a global bond fund and LCC’s intention to mitigate these risks through its ongoing research and monitoring of the factors specific to the portfolios holdings. The Trustees considered that LCC will provide fund compliance monitoring starting with its operations staff reconciling all transactions at the end of each day and reviewed by the CCO for accuracy to ensure positions comply with the Fund’s investment limitations. The Board reviewed LCC’s broker-dealer selection process and was satisfied that it is seeking best execution with its approach, which includes the use of an electronic system to obtain best pricing and the use of broker-dealers that are more specialized in foreign debt investments. The Trustees noted positively that LCC reported no material compliance or litigation issues. The Board noted that it appreciates that LCC is unafraid to commit additional resources to support the growth of the LCC advised funds. Based on the foregoing and the Trustees’ previous experience with LCC, they concluded that LCC will provide a high level of quality service to Fund for the benefit of its future shareholders.

Performance. Because the Fund had not yet commenced operations, the Trustees considered the performance of the other Trust funds advised by LCC, and agreed that LCC has shown an ability to successfully manage bond mutual funds over the past several years, and that

Leader Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2015

those existing funds have exhibited benchmark beating performance as well as the highest star rating from Morningstar. They noted that both existing funds rank highly compared to other funds in their respective category. The Trustees considered that the existing funds exhibit a higher risk profile, but the returns have proven the risk to be worth taking. After further discussion, the Board agreed that LCC should be given the opportunity to manage a global bond fund because the manager has shown the potential to meet the Fund’s objective of current income and capital appreciation.

Fees & Expenses. The Trustees noted LCC proposed to charge 1.00% for investment advisory services to the Fund. They compared the proposed fee to those of a peer group of comparable funds and the Fund’s anticipated Morningstar category (0.75% and 0.54%, respectively). They considered that the Fund’s advisory fee is higher than the averages of its benchmarks and equal to the highest fee in its peer group, but within the range of fees charged by funds in the Morningstar category (0.05% - 1.30%). The Trustees agreed that LCC has demonstrated that it has the ability to provide a high level of service and although the proposed fees are at the high end of the benchmark ranges, based on the totality of the Board’s considerations, in particular the quality of services provided, LCC provides a fair value to shareholders. The Board concluded that the advisory fee is not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that LCC has agreed to breakpoints with respect to another Fund in the Trust when it reached a meaningful size. The Trustees noted LCC’s willingness to consider breakpoints as the Fund grows, that economies were not expected to be reached during the initial period of the agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Profitability. The Trustees discussed LCC’s estimated profitability in connection with its relationship with the Fund. The Trustees reviewed the profitability analysis provided by LCC. They noted that because the Fund had not yet commenced operations, the profitability analysis provided is merely an estimate based on projected asset growth over the first 12 months of operations. They considered that the estimated profitability is relatively low in actual dollars and in terms of percentage of revenue. They also discussed LCC’s employee compensation structure and its impact on profits. The Trustees agreed that this compensation structure is to the benefit of shareholders. After further discussion, based on the information provided by LCC, the Trustees concluded the estimated profitability appeared reasonable.

Conclusion. Having requested and received such information from LCC as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of the Leader Global Bond Fund.

* Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

LEADER FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	101	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	101	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	101	AdvisorOne Funds (2004- 2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010- 2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	101	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (since 2014)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	133	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	133	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

6/30/15 – NLFT_v1

LEADER FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	101	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

6/30/15 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark D. Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $41,800

2014 - $29,000

2013 - $28,500

2012 - $27,500

2011 - $27,000

2010 - $13,500

(b)	Audit-Related Fees

2015 - None

2014 - None

2013 - None

2012 - None

2011 - None

2010 – None

(c)	Tax Fees

2015 - $6,000

2014 - $4,000

2013 - $4,000

2012 - $4,000

2011 - $4,000

2010 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 - None

2013 - None

2012 - None

2011 - None

2010 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015

Audit-Related Fees: 0.00%

Tax Fees: 0.00%

All Other Fees: 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
2015 - $6,000

2014 - $4,000

2013 - $4,000

2012 - $4,000

2011 - $4,000

2010 - $2,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 8/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 8/6/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 8/6/15